Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Investment Company of America
Entity Central Index Key	0000051931
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
The Investment Company of America® - Class A
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class A
Trading Symbol	AIVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 20.50% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class A (with sales charge) *	13.58%	14.01%	13.42%
The Investment Company of America — Class A (without sales charge) *	20.50%	15.36%	14.09%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class C
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class C
Trading Symbol	AICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.31%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 19.59% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class C (with sales charge) *	18.59%	14.50%	13.39%
The Investment Company of America — Class C (without sales charge) *	19.59%	14.50%	13.39%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (per cent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class T
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class T
Trading Symbol	TICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 20.81% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class T (with sales charge) 2	17.79%	15.06%	13.73%
The Investment Company of America — Class T (without sales charge) 2	20.81%	15.65%	14.06%
S&P 500 Index 3	17.88%	14.42%	14.89%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class F-1
Trading Symbol	AICFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.42% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class F-1 *	20.42%	15.29%	14.01%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class F-2
Trading Symbol	ICAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.72% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class F-2 *	20.72%	15.59%	14.31%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class F-3
Trading Symbol	FFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.87% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed
to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class F-3 2	20.87%	15.72%	14.06%
S&P 500 Index 3	17.88%	14.42%	14.95%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-A
Trading Symbol	CICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 20.47% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/
mutual
-fund-returns-529A
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-A (with sales charge) *	16.26%	14.50%	13.62%
The Investment Company of America — Class 529-A (without sales charge) *	20.47%	15.32%	14.03%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-C
Trading Symbol	CICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 149	1.36%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 19.52% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/
mutual
-fund-returns-529C
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-C (with sales charge) *	18.52%	14.44%	13.60%
The Investment Company of America — Class 529-C (without sales charge) *	19.52%	14.44%	13.60%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class 529-E
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-E
Trading Symbol	CICEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class
529-
E shares gained 20.17% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-E *	20.17%	15.04%	13.76%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class 529-T
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-T
Trading Symbol	TIACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 20.73% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index.
What factors influenced
results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class 529-T (with sales charge) 2	17.71%	15.00%	13.66%
The Investment Company of America — Class 529-T (without sales charge) 2	20.73%	15.58%	14.00%
S&P 500 Index 3	17.88%	14.42%	14.89%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-F-1
Trading Symbol	CICFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 20.64% for the year ended December 31, 2025. That result compares with a 17.88% gain for the
S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-F-1 *	20.64%	15.51%	14.25%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-F-2
Trading Symbol	FCIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 20.74% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please
refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class 529-F-2 2	20.74%	15.60%	18.12%
S&P 500 Index 3	17.88%	14.42%	17.08%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class 529-F-3
Trading Symbol	FAOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 20.80% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/
mutual
-fund-returns-F3
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class 529-F-3 2	20.80%	15.65%	18.17%
S&P 500 Index 3	17.88%	14.42%	17.08%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-1
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-1
Trading Symbol	RICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 146	1.33%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.57% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information
on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-1 *	19.57%	14.48%	13.20%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-2
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-2
Trading Symbol	RICBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 149	1.36%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.53% for the year ended December 31, 2025. That result compares
with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-2 *	19.53%	14.45%	13.19%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-2E
Trading Symbol	RIBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 117	1.06%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.91% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/
mutual
-fund-returns-R2E
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-2E *	19.91%	14.80%	13.53%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-3
Trading Symbol	RICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.08% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&
P
500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-3 *	20.08%	14.97%	13.69%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-4
Trading Symbol	RICEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.43% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&
P
500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-4 *	20.43%	15.31%	14.04%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-5E
Trading Symbol	RICHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.69% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven
by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-5E *	20.69%	15.55%	14.26%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-5
Trading Symbol	RICFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.78% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/
mutual
-fund-returns-R5
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven
by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-5 *	20.78%	15.66%	14.38%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Investment Company of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	The Investment Company of America®
Class Name	Class R-6
Trading Symbol	RICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.86% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S
&
P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive.
Returns
from
the
communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-6 *	20.86%	15.72%	14.43%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares .
Net Assets	$ 175,957,000,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 371,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.